Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of transactions with other related parties

	2025	2024
	Assets (Liabilities)

Other liabilities (i)	(926)	(1,795)
(i)	In the second quarter of 2024, Nu entered into a commercial relationship with a company where one of its Directors serves as CEO. As part of this agreement, Nu received a cash incentive, which will be used to support projects costs upon the Company's satisfaction of certain conditions.

Schedule of management compensation

	2025	2024	2023
Consolidated statements of income
Fixed and variable compensation	91,269	96,007	60,117